Salaries and social charges	12 Months Ended
Dec. 31, 2024
Salaries and social charges [Abstract]
Salaries and social charges	Salaries and social security charges

	December 31, 2024	December 31, 2023

Payroll accruals and profit sharing	279,092	209,343
Social charges	56,641	47,603
Payroll taxes (LTIP) (i)	50,810	73,881
Other	16,100	14,421
	402,643	345,248
(i) Refers to social charges and income tax over LTIP and LTIP goals balances